Share-Based Compensation Plans - Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Historic Plan [Member] | Time Vesting Option Plans [Member]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	49,526
Weighted average exercise price Outstanding, Beginning Balance	$ 71.33
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options Outstanding, Ending Balance (in Shares) | shares	49,526
Weighted average exercise price Outstanding, Ending Balance	$ 71.33
Omnibus Plan [Member] | Performance Vesting Option Plans [Member]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	699,159
Weighted average exercise price Outstanding, Beginning Balance	$ 13.28
Number of options, Exercised	(50,368)
Weighted average exercise price, Exercised	$ 11.89
Number of options Outstanding, Ending Balance (in Shares) | shares	648,791
Weighted average exercise price Outstanding, Ending Balance	$ 13.38